Portfolio of Investments
Columbia Select Mid Cap Value Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.1%
Entertainment 1.5%
Live Nation Entertainment, Inc.(a)	501,000	32,890,650
Media 1.6%
Nexstar Media Group, Inc., Class A	320,000	33,680,000
Total Communication Services		66,570,650
Consumer Discretionary 11.1%
Hotels, Restaurants & Leisure 3.0%
Hyatt Hotels Corp., Class A	563,975	40,589,281
Penn National Gaming, Inc.(a)	354,150	24,790,500
Total		65,379,781
Household Durables 2.2%
D.R. Horton, Inc.	618,100	46,048,450
Multiline Retail 2.4%
Dollar Tree, Inc.(a)	479,750	52,407,890
Specialty Retail 3.5%
Burlington Stores, Inc.(a)	200,350	43,784,489
O’Reilly Automotive, Inc.(a)	72,175	31,933,107
Total		75,717,596
Total Consumer Discretionary		239,553,717
Consumer Staples 4.9%
Food & Staples Retailing 3.5%
Kroger Co. (The)	1,236,510	40,804,830
U.S. Foods Holding Corp.(a)	1,105,365	34,796,890
Total		75,601,720
Food Products 1.4%
Tyson Foods, Inc., Class A	467,775	30,498,930
Total Consumer Staples		106,100,650
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Marathon Petroleum Corp.	977,325	37,998,396
WPX Energy, Inc.(a)	4,546,385	32,370,261
Total		70,368,657
Total Energy		70,368,657
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.3%
Banks 5.5%
Popular, Inc.	638,135	30,968,692
Regions Financial Corp.	2,514,765	38,400,462
SVB Financial Group(a)	147,125	50,737,527
Total		120,106,681
Consumer Finance 2.5%
Discover Financial Services	708,750	53,985,487
Diversified Financial Services 2.0%
Voya Financial, Inc.	739,250	42,602,977
Insurance 5.3%
Hanover Insurance Group, Inc. (The)	368,675	41,420,636
Lincoln National Corp.	776,915	36,685,927
Reinsurance Group of America, Inc.	319,450	36,826,196
Total		114,932,759
Total Financials		331,627,904
Health Care 8.1%
Health Care Equipment & Supplies 2.4%
Zimmer Biomet Holdings, Inc.	354,690	52,891,373
Health Care Providers & Services 3.6%
Centene Corp.(a)	504,245	31,086,704
Quest Diagnostics, Inc.	373,360	46,289,173
Total		77,375,877
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	384,985	45,004,747
Total Health Care		175,271,997
Industrials 16.7%
Airlines 2.2%
Southwest Airlines Co.	1,013,612	46,970,780
Building Products 3.1%
Trane Technologies PLC	455,633	66,631,770
Electrical Equipment 3.1%
AMETEK, Inc.	561,130	66,510,739
Columbia Select Mid Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.8%
Ingersoll Rand, Inc.(a)	1,495,143	66,189,980
ITT, Inc.	813,325	59,071,795
Total		125,261,775
Road & Rail 2.5%
Norfolk Southern Corp.	231,695	54,916,349
Total Industrials		360,291,413
Information Technology 12.0%
Communications Equipment 1.9%
Motorola Solutions, Inc.	244,360	41,915,071
Electronic Equipment, Instruments & Components 2.1%
Corning, Inc.	1,194,600	44,701,932
IT Services 2.8%
CACI International, Inc., Class A(a)	129,650	30,764,648
Square, Inc., Class A(a)	142,875	30,140,910
Total		60,905,558
Semiconductors & Semiconductor Equipment 5.2%
Marvell Technology Group Ltd.	950,750	44,010,217
ON Semiconductor Corp.(a)	1,085,600	31,211,000
Teradyne, Inc.	331,625	36,591,503
Total		111,812,720
Total Information Technology		259,335,281
Materials 7.3%
Chemicals 4.3%
Eastman Chemical Co.	433,000	42,174,200
FMC Corp.	448,680	52,051,367
Total		94,225,567
Metals & Mining 3.0%
Freeport-McMoRan, Inc.	2,737,345	64,026,500
Total Materials		158,252,067
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.0%
Equity Real Estate Investment Trusts (REITS) 9.0%
Alexandria Real Estate Equities, Inc.	260,000	42,569,800
First Industrial Realty Trust, Inc.	1,040,375	43,570,905
Gaming and Leisure Properties, Inc.	1,252,844	52,043,140
Welltower, Inc.	895,590	56,404,258
Total		194,588,103
Total Real Estate		194,588,103
Utilities 7.8%
Electric Utilities 1.5%
Pinnacle West Capital Corp.	384,525	31,473,371
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The)	2,394,250	48,938,470
Multi-Utilities 4.0%
Ameren Corp.	532,275	41,400,350
CMS Energy Corp.	747,825	46,021,150
Total		87,421,500
Total Utilities		167,833,341
Total Common Stocks (Cost $1,574,061,291)		2,129,793,780

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	29,339,378	29,336,444
Total Money Market Funds (Cost $29,334,742)		29,336,444
Total Investments in Securities (Cost: $1,603,396,033)		2,159,130,224
Other Assets & Liabilities, Net		1,128,123
Net Assets		2,160,258,347

2	Columbia Select Mid Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	20,794,404	281,601,227	(273,060,291)	1,104	29,336,444	(7,219)	63,235	29,339,378
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Mid Cap Value Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT197_02_L01_(01/21)